Income tax note - Non-capital loss carry forwards (Details)	Mar. 31, 2024 CAD ($)
Australia
Income tax note
Non-capital loss carry forwards	$ 164,861
Australia | Indefinite
Income tax note
Non-capital loss carry forwards	164,861
Canada
Income tax note
Non-capital loss carry forwards	1,357,347
Canada | 2044
Income tax note
Non-capital loss carry forwards	$ 1,357,347